Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Quarterly Financial Information Disclosure [Abstract]
Net premiums earned	$ 132,940	$ 130,089	$ 125,985	$ 121,754	$ 119,584	$ 118,317	$ 120,870	$ 116,495	$ 510,768	$ 475,266	$ 444,294
Net investment income	18,247	17,853	16,518	14,894	13,341	11,945	10,921	10,199	67,512	46,406	38,072
Net realized investment (losses) gains	0	0	0	(33)	6	14	53	408	(33)	481	729
Other revenues	193	217	182	164	176	301	376	339	756	1,192	1,977
Insurance claims and claim (benefits) expenses	8,232	4,812	2,873	6,701	3,450	(3,389)	(3,036)	(619)	22,618	(3,594)
Underwriting and operating expenses	29,716	27,749	27,448	25,786	26,711	27,144	30,700	32,935	110,699	117,490	142,303
Service expenses	185	239	267	80	131	197	336	430	771	1,094	2,509
Interest expense	8,066	8,059	8,048	8,039	8,035	8,036	8,051	8,041	32,212	32,163	31,796
Gain from change in fair value of warrant liability					0	0	(1,020)	(93)	0	(1,113)	(566)
Income before income taxes	105,181	107,300	104,049	96,173	94,780	98,589	97,189	86,747	412,703	377,305	296,725
Income tax expense	21,768	23,345	23,765	21,715	21,840	21,751	21,745	19,067	90,593	84,403	65,595
Net income	$ 83,413	$ 83,955	$ 80,284	$ 74,458	$ 72,940	$ 76,838	$ 75,444	$ 67,680	$ 322,110	$ 292,902	$ 231,130
Income per share
Basic earnings per share (in dollars per share)	$ 1.03	$ 1.02	$ 0.97	$ 0.89	$ 0.87	$ 0.91	$ 0.88	$ 0.79	$ 3.91	$ 3.45	$ 2.70
Diluted earnings per share (in dollars per share)	$ 1.01	$ 1.00	$ 0.95	$ 0.88	$ 0.86	$ 0.90	$ 0.86	$ 0.77	$ 3.84	$ 3.39	$ 2.65
Weighted average common shares outstanding - basic (in shares)	81,005	82,096	82,958	83,600	83,592	84,444	85,734	85,953	82,407	84,921	85,620
Weighted average common shares outstanding - diluted (in shares)	82,685	83,670	84,190	84,840	84,809	85,485	86,577	87,310	83,854	85,999	86,885